Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 716,000
Previously Paid Amount	0.00
Total Fee Amount	62.29
Total Offset Amount	0.00
Net Fee	62.29
Narrative - Max Aggregate Offering Price	$ 716,000
Final Prospectus	true